Related Party Consulting Agreements (Details)			1 Months Ended						12 Months Ended
	Oct. 31, 2019 USD ($)	Oct. 31, 2019 CHF (SFr)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 CHF (SFr) shares	Jun. 30, 2022 USD ($)	Mar. 31, 2021 CHF (SFr)	Feb. 28, 2021 CHF (SFr)	Oct. 31, 2019	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2020 CHF (SFr)
Related Party Consulting Agreements [Line Items]
Services cost										$ 12,500
Additional hour rate			$ 270
Chief Executive Officer [Member]
Related Party Consulting Agreements [Line Items]
Services cost					$ 160,000
Mr. Hellmann [Member]
Related Party Consulting Agreements [Line Items]
Bonus amount					$ 56,000
Chief Operating Officer [Member]
Related Party Consulting Agreements [Line Items]
General and administrative expenses	$ 2,705	SFr 2,500
Raising fund								5.00%
Consulting Agreement [Member]
Related Party Consulting Agreements [Line Items]
General and administrative expenses											$ 102,264
CHG BioVenture SA [Member]
Related Party Consulting Agreements [Line Items]
General and administrative expenses									$ 121,658	131,941	158,945
Monthly fee (in Francs) | SFr												SFr 17,500
Bonus annual fee percentage												15.00%
Other transaction percentage												1.00%
Related party description									the Company has agreed to pay CHG BioVenture SA a monthly fee CHF 4’375 ($4,733) plus 7.7% VAT for his services. In addition, CHG BioVenture SA is eligible for a 1% success fee payment in the event of closing of a partnering agreement in China.
Mr. Konofal [Member]
Related Party Consulting Agreements [Line Items]
General and administrative expenses									$ 178,820	201,053	174,997
Service payable (in Francs) | SFr							SFr 2,000
Mr. Roy [Member]
Related Party Consulting Agreements [Line Items]
General and administrative expenses										49,480	101,717
Service payable (in Francs) | SFr						SFr 2,000
Mr. Camozzi [Member]
Related Party Consulting Agreements [Line Items]
General and administrative expenses										100,841	$ 126,326
Service payable (in Francs) | SFr						SFr 230
VAT services percentage						7.70%
Mr. Hellmann [Member]
Related Party Consulting Agreements [Line Items]
General and administrative expenses									66,665	93,331
Ms. Lambertson [Member]
Related Party Consulting Agreements [Line Items]
General and administrative expenses			$ 12,500						112,375
Phantom shares (in Shares) | shares			10,000	10,000
Ms. Sommer [Member]
Related Party Consulting Agreements [Line Items]
General and administrative expenses									39,363	4,042
Services cost			$ 4,756	SFr 4,400
Additional hour rate | SFr				SFr 250
Exceeding hours per month			20 hours	20 hours
Mr. Curatolo [Member]
Related Party Consulting Agreements [Line Items]
General and administrative expenses									$ 118,660	$ 16,000
Services cost			$ 16,000